Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Retirement Benefit Plans

The amounts recognised in the balance sheet were as follows:

	2017 £m	2016 £m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	449	398
Funded defined benefit pension scheme – deficit	(245)	(223)
Unfunded defined benefit pension scheme	(41)	(39)
Total net assets	163	136

Summary of Pension Remeasurement (Gains)/Losses Recognised In Other Comprehensive Income	Remeasurement (gains)/losses recognised in other comprehensive income during the year were as follows:

	2017 £m	2016 £m	2015 £m
Pension remeasurement	103	528	(319)

Total defined benefit plan amount charged to the income statement

The total amount charged to the Income Statement, including any amounts classified as redundancy costs was as follows:

	2017 £m	2016 £m	2015 £m
Net interest income	(5)	(18)	(4)
Current service cost	31	33	37
Past service cost	1	1	2
Administration costs	8	8	6
	35	24	41

Summary of Amounts Recognised in Other Comprehensive Income

The amounts recognised in other comprehensive income during the year were as follows:

	2017 £m	2016 £m	2015 £m
Return on plan assets (excluding amounts included in net interest expense)	(435)	(1,447)	164
Actuarial (gains)/losses arising from changes in demographic assumptions	(151)	30	(67)
Actuarial gains arising from experience adjustments	(11)	(80)	(202)
Actuarial losses/(gains) arising from changes in financial assumptions	700	2,025	(211)
Cumulative actuarial reserve acquired with subsidiary	–	–	(3)
Pension remeasurement	103	528	(319)

Disclosure of Movements in Present Value of Defined Benefit Obligations

Movements in the present value of defined benefit obligations during the year were as follows:

	2017 £m	2016 £m
At 1 January	(11,082)	(9,004)
Current service cost paid by Santander UK plc	(30)	(23)
Current service cost paid by other subsidiaries	(1)	(2)
Current service cost paid by fellow Banco Santander subsidiaries	(12)	(8)
Interest cost	(305)	(333)
Employer salary sacrifice contributions	(6)	(7)
Past service cost	(1)	(1)
Remeasurement:
– Actuarial movements arising from changes in demographic assumptions	151	(30)
– Actuarial movements arising from experience adjustments	11	80
– Actuarial movements arising from changes in financial assumptions	(700)	(2,025)
Benefits paid	392	271
At 31 December	(11,583)	(11,082)

Movements in the fair value of scheme assets

Movements in the fair value of scheme assets during the year were as follows:

	2017 £m	2016 £m
At 1 January	11,218	9,450
Interest income	310	351
Contributions paid by employer and scheme members	171	236
Contributions paid by fellow Banco Santander subsidiaries	12	13
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	435	1,447
Benefits paid	(392)	(271)
At 31 December	11,746	11,218

Summary of Composition and Fair Value of Plan Assets

The following tables provide information on the composition and fair value of the plan assets by category at 31 December 2017 and 2016.

	Quoted prices in active markets		Prices not quoted in active markets		Total
2017	£m	%	£m	%	£m	%
UK equities	187	1	–	–	187	1
Overseas equities	2,204	19	706	6	2,910	25
Corporate bonds	1,665	14	209	2	1,874	16
Government fixed interest bonds	255	2	–	–	255	2
Government index-linked bonds	3,506	30	–	–	3,506	30
Property	–	–	1,547	13	1,547	13
Cash	–	–	206	2	206	2
Other	–	–	1,261	11	1,261	11
	7,817	66	3,929	34	11,746	100

2016
UK equities	148	1	–	–	148	1
Overseas equities	2,064	19	597	5	2,661	24
Corporate bonds	1,778	16	162	1	1,940	17
Government fixed interest bonds	226	2	–	–	226	2
Government index-linked bonds	3,294	29	–	–	3,294	29
Property	–	–	1,361	12	1,361	12
Cash	–	–	197	2	197	2
Other	–	–	1,391	13	1,391	13
	7,510	67	3,708	33	11,218	100

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes

The principal actuarial assumptions used for the defined benefit schemes were as follows:

	2017%	2016%	2015%
To determine benefit obligations:
– Discount rate for scheme liabilities	2.5	2.8	3.7
– General price inflation	3.2	3.1	3.0
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	2.9	2.9	2.8

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.4	27.8	27.7
– Females	30.1	30.3	30.2

Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.9	30.0	29.9
– Females	31.7	32.2	32.2

Summary of Actuarial Assumption Sensitivities

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Increase/(decrease)
		2017 £m	2016 £m
Discount rate	Change in pension obligation at year-end from a 25 bps increase	(550)	(593)
	Change in pension cost for the year from a 25 bps increase	(19)	(21)

General price inflation	Change in pension obligation at year-end from a 25 bps increase	365	405
	Change in pension cost for the year from a 25 bps increase	12	13

General salary increase	Change in pension obligation at year-end from a 25 bps increase	n/a	n/a

Mortality	Change in pension obligation at year-end from each additional year of longevity assumed	367	369

Disclosure of Benefits Expected To Be Paid

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2018	252
2019	253
2020	270
2021	290
2022	313
Five years ending 2027	1,836

Summary of Average Duration of Defined Benefit Obligation

The average duration of the defined benefit obligation at 31 December 2017 was 20.1 years (2016: 21.0 years) and comprised:

	2017 years	2016 years
Active members	26.5	26.8
Deferred members	24.4	25.7
Retired members	13.9	14.6